ACQUISITIONS (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about business combination [abstract]
Schedule of Final Purchase Price Allocations, at Fair Values
The preliminary purchase price allocations, at fair value, as at December 31, 2025, with respect to the acquisitions are as follows:

(MILLIONS)	Geronimo Power
Cash and cash equivalents	$84
Trade receivables and other current assets	5
Property, plant and equipment, at fair value	527
Financial instrument assets(1)	112
Equity-accounted investments	919
Due from related parties	507
Other long-term assets	136
Accounts payable and accrued liabilities	(220)
Financial instrument liabilities(1)	(36)
Non-recourse borrowings(1)	(676)
Provisions	(19)
Other long-term liabilities	(1)
Fair value of net assets acquired	1,338
Goodwill	71
Purchase price	$1,409
(1)Includes both current and non-current balances.
The effect of the purchase price allocation finalization and final purchase price allocation, at fair value as at December 31, 2024 is as follows:

(MILLIONS)	Neoen preliminary purchase price allocation	Purchase price allocation adjustments	Neoen finalized purchase price allocation
Cash and cash equivalents	$544	$31	$575
Trade receivables and other current assets	341	(28)	313
Assets held for sale	861	7	868
Property, plant and equipment, at fair value	7,185	(186)	6,999
Deferred income tax assets	60	(13)	47
Financial instrument assets(1)	345	14	359
Equity-accounted investments	8	13	21
Other non-current assets	68	27	95
Accounts payable and accrued liabilities	(367)	2	(365)
Current portion of non-recourse borrowings	(955)	(33)	(988)
Liabilities directly associated with assets held for sale	(340)	(29)	(369)
Financial instrument liabilities(1)	(101)	(115)	(216)
Non-recourse borrowings	(3,656)	(37)	(3,693)
Deferred income tax liabilities	(423)	95	(328)
Provisions(1)	(156)	(28)	(184)
Other long-term liabilities	(499)	1	(498)
Fair value of net assets acquired	$2,915	$(279)	$2,636
Non-controlling interests	(3,005)	(54)	(3,059)
Goodwill	3,531	266	3,797
Purchase price	$3,441	$(67)	$3,374
(1)Includes both current and non-current balances
The final purchase price allocations, at fair value, as at December 31, 2024, with respect to the business combinations are as follows:

(MILLIONS)	India Wind Portfolio(1)	South Korea Distributed Generation Portfolio(1)	Total
Cash and cash equivalents	$3	$6	$9
Restricted cash	—	—	—
Trade receivables and other current assets	18	7	25
Assets held for sale	—	—	—
Property, plant and equipment, at fair value	154	100	254
Deferred income tax assets	—	—	—
Financial instrument assets(2)	—	—	—
Equity-accounted investments	—	—	—
Other non-current assets	1	—	1
Accounts payable and accrued liabilities	(3)	(10)	(13)
Current portion of non-recourse borrowings	(13)	(1)	(14)
Liabilities directly associated with assets held for sale	—	—	—
Financial instrument liabilities(2)	—	—	—
Non-recourse borrowings	(28)	(83)	(111)
Deferred income tax liabilities	(13)	(1)	(14)
Provisions(2)	—	—	—
Other long-term liabilities	(1)	—	(1)
Fair value of net assets acquired	118	18	136
Non-controlling interests	(7)	(3)	(10)
Goodwill	21	4	25
Purchase price	$132	$19	$151
(1)During the year ended December 31, 2025 the purchase price allocation was finalized with no material changes from the purchase price allocation as at December 31, 2024 as disclosed in the 2024 annual report.
(2)Includes both current and non-current balances.
The final purchase price allocations, at fair value, as at December 31, 2023, with respect to the business combinations are as follows:

(MILLIONS)	Brazil Wind Portfolio	U.S. Renewable Portfolio(1)	India Renewable Portfolio(2)	Brazil Wind Portfolio	U.K. Wind Portfolio(3)	Total
Cash and cash equivalents	$10	$88	$27	$1	$60	$186
Restricted cash	—	111	32	—	1	144
Trade receivables and other current assets	9	127	69	4	26	235
Property, plant and equipment	130	4,005	823	40	868	5,866
Deferred tax assets	—	—	22	—	—	22
Financial instruments assets(4)	—	38	—	—	8	46
Other non-current assets	—	54	5	—	—	59
Accounts payable and accrued liabilities	19	54	36	5	—	114
Current portion of non-recourse borrowings	(22)	(88)	(62)	(2)	(13)	(187)
Liabilities directly associated with assets held for sale(4)	(4)	(187)	(35)	(2)	(61)	(289)
Financial instruments liabilities(5)	—	(1,036)	—	—	(65)	(1,101)
Non-recourse borrowings	(45)	(902)	(581)	(17)	(236)	(1,781)
Deferred income tax liabilities	—	(37)	(37)	—	(119)	(193)
Provisions	(2)	(247)	—	—	(6)	(255)
Other long-term liabilities	—	(130)	(19)	(6)	(58)	(213)
Fair value of net assets acquired	95	1,850	280	23	405	2,653
Non-controlling interests	—	(315)	(37)	—	(34)	(386)
Goodwill	—	—	204	—	254	458
Total fair value of net assets acquired including goodwill, net of non-controlling interests	$95	$1,535	$447	$23	$625	$2,725
(1)During the year ended December 31, 2024, Brookfield Renewable recorded a purchase price allocation adjustment of $118 million primarily to Property, plant and equipment, equity accounted investments, deferred income tax liabilities, provisions and non-controlling interests, non-recourse borrowings, financial instruments liabilities.
(2)During the year ended December 31, 2024, Brookfield Renewable recorded a purchase price allocation adjustment of $34 million primarily to Property, plant and equipment, Equity accounted investments, Other non-current assets, Deferred income tax liabilities and Goodwill.
(3)During the year ended December 31, 2024, Brookfield Renewable recorded a purchase price allocation adjustment of $127 million primarily to Property, plant and equipment, Deferred income tax liabilities and Goodwill.
(4)Includes both current and non-current balances.